AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized cost	$ 11,430	$ 26,706
Gross unrealized gain	103	472
Gross unrealized loss	(2)	0
Fair value	11,531	27,178
Available-for-sale securities matures within one year [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	6,334	12,611
Gross unrealized gain	36	97
Gross unrealized loss	0	0
Fair value	6,370	12,708
Available-for-sale securities matures within one year [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	6,334	12,611
Gross unrealized gain	36	97
Gross unrealized loss	0	0
Fair value	6,370	12,708
Available-for-sale securities matures after one year through three years [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	5,096	13,560
Gross unrealized gain	67	367
Gross unrealized loss	(2)	0
Fair value	5,161	13,927
Available-for-sale securities matures after one year through three years [Member] | Governmental debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	176	379
Gross unrealized gain	0	3
Gross unrealized loss	0	0
Fair value	176	382
Available-for-sale securities matures after one year through three years [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	4,920	13,181
Gross unrealized gain	67	364
Gross unrealized loss	(2)	0
Fair value	4,985	13,545
Available-for-sale securities matures after three year through five years [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	0	535
Gross unrealized gain	0	8
Gross unrealized loss	0	0
Fair value	0	543
Available-for-sale securities matures after three year through five years [Member] | Corporate debentures [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized cost	0	535
Gross unrealized gain	0	8
Gross unrealized loss	0	0
Fair value	$ 0	$ 543